Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)		Jun. 30, 2024 AUD ($)		Jun. 30, 2023 AUD ($)
Notes and other explanatory information [abstract]
(Loss) Profit for the year			$ (1,462,610)		$ (21,230,681)		$ 1,844,970
– gain on forgiveness of payables	[1]				(670,782)
– depreciation			447,505		498,566		571,899
– amortization of debt discount			272,209
– Recapitalization expense					16,301,915
– interest			991,614
– change in fair value of warrants			(42,872)		(141,874)
– exchange rate effect			(1,388)
– (increase)/decrease in trade and other receivables			(1,413,688)		(32,848)		(884,401)
– (increase)/decrease in prepayment of seed purchase/other prepayments			371,816		3,672,697		(2,593,941)
– (increase)/decrease in other assets			(739,305)		351,485		(1,174,503)
– (increase)/decrease in inventories			304,509		(5,181,691)		112,917
–increase/(decrease) in trade and other payables		$ 35,000	2,288,946	[2]	3,742,915	[2]	2,778,396	[2]
– increase/(decrease) in provisions			(50,225)		505,368		34,459
Cash flows from operations provided by/(used in)			$ 966,511		$ (2,184,930)		$ 689,796

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.
[2]	Included in this balance is a non-cash amount related to recapitalization costs of $5,163,951 for FY 2024